Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 07, 2016
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	Sep. 07, 2016
Toreador Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Toreador Core Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Core Fund (the “Core Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Core Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Core Fund Operating Expenses or in the example, affect the Core Fund’s performance. During the most recent fiscal year ended April 30, 2016, the Core Fund’s portfolio turnover rate was 67.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.70%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Core Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Core Fund invests primarily in equity securities of large cap companies of a size similar to those in either the S&P 500® Index or the Russell 1000® Index. As of May 27, 2016, the Russell 1000® Index was composed of companies having market capitalizations of between $2.0 billion and $549 billion. As of July 29, 2016 the S&P 500® was composed of companies having market capitalizations of between $2.68 billion and $570.8 billion. In choosing investments, Toreador Research & Trading LLC (the “Adviser”), typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Core Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Core Fund may also invest in small- and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies (including exchange-traded funds, (“ETFs”)).

The Adviser will typically sell a company from the Core Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the Core Fund is that the value of its investments are subject to market, economic and business risk that may cause the Core Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Core Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Core Fund's investment objective. An investment in the Core Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Core Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Core Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Core Fund.

Market Risk – The value of securities in the Core Fund’s overall portfolio will fluctuate and, as a result, the Core Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risks of Investment Selection and Asset Allocation – The Core Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Core Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – When the Core Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Core Fund expenses. The Core Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

Exchange-Traded Fund (“ETF”) Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), and active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Core Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Core Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Core Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Core Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows how the Predecessor Fund’s and the Core Fund’s investment returns have varied from year to year since the Predecessor Fund’s inception as represented by the performance of the Retail Class shares (the Class with the longest period of annual returns). The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Core Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Core Fund. Past performance of the Core Fund is not necessarily an indication of how it will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

Bar Chart Head	rr_BarChartHeading	Retail Class Year-by-Year Annual Returns as of December 31st Toreador Core Fund Total Return Retail Shares
Annual Return 2007	rr_AnnualReturn2007	0.04%
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	29.49%
Annual Return 2010	rr_AnnualReturn2010	13.69%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Annual Return 2012	rr_AnnualReturn2012	16.24%
Annual Return 2013	rr_AnnualReturn2013	38.12%
Annual Return 2014	rr_AnnualReturn2014	13.40%
Annual Return 2015	rr_AnnualReturn2015	(3.29%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 17.41% (quarter ended September 30, 2009) and the lowest quarterly return was -24.47% (quarter ended December 31, 2008).

Year to date return as of June 30, 2016 is -3.42%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

*Retail Class shares commenced operations on June 2, 2006. Institutional Class shares commenced operations on September 1, 2009.

After-tax returns are shown for the Retail Class only. After-tax returns for the Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Core Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Indices would be lower).

Toreador Core Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Plan	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,693
Toreador Core Fund | Retail Class | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.29%)
5 Years	rr_AverageAnnualReturnYear05	10.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Toreador Core Fund | Retail Class | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
5 Years	rr_AverageAnnualReturnYear05	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Toreador Core Fund | Retail Class | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Toreador Core Fund | Retail Class | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Toreador Core Fund | Retail Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Toreador Core Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Plan	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,411
Toreador Core Fund | Institutional Class | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.10%)
5 Years	rr_AverageAnnualReturnYear05	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%
Toreador International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Toreador International Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador International Fund (the “International Fund”) is capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year ended April 30, 2016, the International Fund’s portfolio turnover rate was 60.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.30%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the International Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the International Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The foreign securities the International Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the International Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the International Fund's investment objective and strategies. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the International Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

In selecting securities for the International Fund, Toreador Research & Trading, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the International Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using the Adviser’s proprietary valuation techniques, whichever are appropriate. In addition, the Adviser may consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable.

In determining which portfolio securities to sell, the Adviser may consider, but is not limited to, the following: (1) if a security appreciates such that, as a total percentage of the International Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to International Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the International Fund is that the value of its investments are subject to market, economic and business risk that may cause the International Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the International Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the International Fund's investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk – Since it purchases equity securities, the International Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the International Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the International Fund.

Market Risk – The value of securities in the International Fund’s overall portfolio will fluctuate and, as a result, the International Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Risks of Investment Selection and Asset Allocation – The International Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the International Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Companies and ETFs – The International Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the International Fund’s holdings at the most optimal time, which may result in a loss.

Foreign Investing – The International Fund invests in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the International Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging and Developing Markets – The International Fund also invests in securities of companies that trade in emerging and developing markets. The International Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts – In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Non-Diversification Risk – The International Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the International Fund may invest a larger portion of its assets in a small number of securities. As a result, the International Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The International Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund "). On October 10, 2012 the Russia Fund’s name and investment policies were changed and on December 27, 2012, shareholders approved the new investment advisory agreement between the Company, on behalf of the International Fund, and the Adviser. No performance information is presented for the International Fund under its prior investment policy.

The International Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the International Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the International Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the International Fund’s annual returns for the Investor Shares of the International Fund as of December 31, 2015. The performance of the International Fund’s Institutional Shares and C Shares would differ from the Investor shares returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Head	rr_BarChartHeading	Investor Class Year-by-Year Annual Returns as of December 31st Toreador International Fund Total Return Investor Shares
Annual Return 2013	rr_AnnualReturn2013	25.63%
Annual Return 2014	rr_AnnualReturn2014	(7.53%)
Annual Return 2015	rr_AnnualReturn2015	(0.85%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was -9.38% (quarter ended September 30, 2015).

Year to date return as of June 30, 2016 is -6.29%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the International Fund’s classes compared to those of the International Fund’s benchmark. The table also presents the impact of taxes on the International Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their International Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Toreador International Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Investor Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Toreador International Fund | Investor Shares | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Toreador International Fund | Investor Shares | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Toreador International Fund | Investor Shares | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Toreador International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,878
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Toreador International Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[2]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 461	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,370	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,915	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Toreador Explorer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Toreador Explorer Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Explorer Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal period, the Explorer Fund’s portfolio turnover rate was 147.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.10%
Expense Example	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Explorer Fund invests primarily in equity securities of companies of a size similar to those in the Russell 2000® Index. As of May 27, 2016, the Russell 2000® Index was composed of companies having market capitalizations of between $133 million and $3.95 billion.

In choosing investments, Toreador Research & Trading, LLC (the “Adviser”) typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may also invest in other investment companies (including exchange-traded funds (“ETFs”)).

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the Explorer Fund is that the value of its investments are subject to market, economic and business risk that may cause the Explorer Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund's investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk – The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Smaller Companies Risk – Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation – The Explorer Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Explorer Fund’s holdings at the most optimal time, which may result in a loss.

Exchange-Traded Fund (“ETF”) Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), and active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

New Fund Risk – The Explorer Fund is a new mutual fund and has a limited history of operations.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Explorer Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Explorer Fund by showing changes in the Explorer Fund’s performance from year to year and by showing the Explorer Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Explorer Fund will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 1-800-673-0550.

Toreador Explorer Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,853
Toreador Explorer Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.39%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,097
Toreador Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Toreador Select Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Select Fund (the “Select Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Select Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. This is a new Fund without an operating history, so portfolio turnover rates are not yet available.

Expense Example	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Select Fund invests primarily in equity securities of U.S. companies whose market capitalizations are, at the time of purchase, similar to those in the S&P 500® Index. As of July 29, 2016, the S&P 500® Index was composed of companies having market capitalizations of between $2.68 billion and $570.8 billion.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including exchange-traded funds (“ETFs”).

In choosing investments, Toreador Research & Trading, LLC (the “Adviser”) employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of the economic sectors represented in the S&P 500® Index, in approximately the same percentages as each such sector is represented in the Index. Although the Select Fund will focus on large capitalization securities, the Fund may invest in securities across all market capitalization ranges.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Select Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Select Fund’s performance.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.

From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Select Fund is mentioned below. Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all of your investment in the Select Fund. There can be no assurance that the Select Fund will achieve its investment objective.

Equity Securities Risk – Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Market Risk – The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period of time. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risks of Investment Selection and Asset Allocation – The Select Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

Exchange-Traded Fund (“ETF”) Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), and active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Select Fund may, at times, have a portfolio turnover rate that is higher than other stock funds. A high rate of portfolio turnover increases brokerage and other expenses, which are borne by the Select Fund and its shareholders. A high portfolio turnover rate can also result in higher current realization of capital gains and a potentially larger current tax liability.

New Fund Risk – The Select Fund was recently formed in June 2016. Accordingly, investors in the Select Fund bear the risk that the Select Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Select Fund being liquidated at any time without shareholder approval and at a time that may not be favorable to all shareholders. Such liquidation could have negative tax consequences.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Select Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year and by showing the Select Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Select Fund will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 1-800-673-0550.

Toreador Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[6]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.21%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 437
Toreador Select Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[6]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 359
[1]	Toreador Research & Trading LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Core Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, fees paid pursuant to any administrative services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Core Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Core Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2017 unless mutually agreed to in writing by the parties.
[2]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[3]	If you did not redeem your shares your cost would be $261 for the one year period.
[4]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, fees paid pursuant to any administrative services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.14% of the average daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2017 unless mutually agreed to in writing by the parties.
[5]	Other expenses and acquired fund fees and expenses are estimated for the Select Fund's initial fiscal year.
[6]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, fees paid pursuant to any administrative services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Select Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2017 unless mutually agreed to in writing by the parties.